Acquisitions and business combinations - Fair value of assets contributed (JSC Tochka) (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2019
Acquisitions and business combinations
Loss on set up of associate		₽ (267)
JSC Tochka
Acquisitions and business combinations
Property and equipment	₽ 47
Intangible assets	88
Cash, accounts receivable and promissory notes	1,753
Total identifiable net assets at fair value	1,888
Group's share (45%)	850
Contribution of the Group	1,117
Loss on set up of associate	₽ (267)
Share in entity according to share in dividends and potential capital gains	45.00%		45.00%